UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Frontegra Total Return Bond Fund
Schedule of Investments
September 30, 2006 (Unaudited)

	Principal
	Amount		Value
		ASSET BACKED SECURITIES 13.7%
		Americredit Automobile Receivables Trust
	975,000	2006-AF, 5.610%, 03/08/2010 (e)	$976,839
		American Express Credit Account Master Trust
	3,010,000	2002-2, 5.440%, 11/15/2009 (c)(e)	3,012,628
		Bank One Issuance Trust
	1,770,000	2004-4A, 5.370%, 02/16/2010 (c)(e)	1,770,631
		Capital One Auto Finance Trust
	2,880,000	2006-B, 5.540%, 05/15/2009 (e)	2,883,698
		Carmax Auto Owner Trust
	1,475,000	5.290%, 06/15/2009 (e)	1,475,442
		Caterpillar Financial Asset Trust
	1,495,000	2006-A, 5.590%, 02/25/2009 (e)	1,497,985
		Chase Credit Card Master Trust
	3,810,000	2004-2, 5.370%, 09/15/2009 (c)(e)	3,810,963
		Chase Issuance Trust
	1,685,000	2004-10A, 5.350%, 07/15/2010 (c)(e)	1,685,383
		CIT Equipment Collateral Trust
	2,940,000	2005-VT1, 4.120%, 08/20/2008 (e)	2,919,634
		Citibank Credit Card Issuance Trust
	3,645,000	2003-A11, 4.560%, 10/15/2009 (c)(e)	3,647,087
		CNH Equipment Trust
	1,340,000	2006-B, 5.393%, 10/15/2007 (e)	1,340,228
		Ford Credit Auto Trust
	1,855,000	2006-B, 5.420%, 07/15/2009 (e)	1,857,200
		GS Auto Loan Trust
	2,880,000	2006-1, 5.470%, 02/15/2009 (e)	2,883,912
		Hertz Vehicle Financing LLC
	780,000	2005-2A, 5.080%, 11/25/2011 (Acquired 12/15/2005, Cost $779,873) (a)	775,737
		Honda Auto Receivables Owner Trust
	156,636	2006-1, 4.934%, 04/18/2007 (e)	156,606
		Mego Mortgage Home Loan Trust
	2,929	1996-2, 7.275%, 08/25/2017	2,919
		Mid-State Trust
	764,239	11, 4.864%, 07/15/2038	734,928
		Nissan Auto Receivables Owner Trust
	1,095,000	2006-C, 5.520%, 01/15/2009 (e)	1,097,551
		SLM Student Loan Trust
	2,247,640	2005-10, 5.450%, 04/25/2012 (c)(e)	2,247,033
	1,625,000	2006-7, 5.390%, 04/25/2012 (c)(e)	1,625,000
	1,127,618	2004-10, 4.510%, 01/25/2014 (c)(e)	1,127,595
		Target Credit Card Master Trust
	3,635,000	2002-1, 5.510%, 06/27/2011 (c)(e)	3,638,739
		USAA Auto Owner Trust
	528,331	2006-1, 5.030%, 11/15/2008 (e)	527,773
	2,605,000	2006-3, 5.470%, 04/15/2009 (e)	2,609,461
		Volkswagen Auto Lease Trust
	782,799	2006-A, 5.524%, 08/20/2007 (e)	783,099
		Total Asset Backed Securities	45,088,071
		(Cost $45,098,301)

		CORPORATE BONDS 17.9%
		Automobiles 0.5%
		Daimler Chrysler NA Holdings
	1,185,000	5.875%, 03/15/2011	1,186,557
		Ford Motor Co.
	415,000	7.450%, 07/16/2031	320,588
			1,507,145
		Chemicals 0.5%
		Georgia Gulf Corp.
	625,000	9.500%, 10/15/2014 (Acquired Multiple Dates, Cost $622,320) (a)(b)	625,000
		ICI Wilmington Inc.
	585,000	4.375%, 12/01/2008	571,749
		Lyondell Chemical Co.
	290,000	8.250%, 09/15/2016	294,350
			1,491,099
		Commercial Banks 0.3%
		Credit Suisse First Boston London
	829,000	7.900%, 05/01/2007 (Acquired 12/17/2002, Cost $836,833) (a)(b)	840,909

		Consumer Finance 1.6%
		Ford Motor Credit Co.
	2,340,000	5.700%, 01/15/2010	2,161,802
		Residential Capital Corp.
	2,105,000	6.375%, 06/30/2010	2,129,793
	885,000	6.500%, 04/17/2013	898,755
			5,190,350
		Diversified Financial Services 0.6%
		International Lease Finance Corp.
	400,000	5.750%, 06/15/2011	407,398
		Pricoa Global Funding I
	720,000	5.451%, 03/03/2009 (Acquired 03/01/2006, Cost $730,000) (a)(c)(e)	720,497
		Windsor Financing LLC
	1,002,917	5.881%, 07/15/2017 (Acquired Multiple Dates, Cost $1,009,495) (a)	1,003,879
			2,131,774
		Diversified Telecommunication Services 1.7%
		AT&T Corp.
	940,000	7.300%, 11/15/2011	1,018,850
		Deutsche Telekom International Finance BV
	1,430,000	5.750%, 03/23/2016 (b)	1,399,081
		Embarq Corp.
	610,000	7.995%, 06/01/2036	645,931
		Telecom Italia Cap
	1,950,000	6.200%, 07/18/2011 (b)	1,973,156
		Telefonos de Mexico, S.A. de C.V.
	533,000	4.500%, 11/19/2008 (b)	522,427
			5,559,445
		Electric Utilities 3.1%
		Appalachian Power Co.
	365,000	4.400%, 06/01/2010	352,431
	425,000	5.550%, 04/01/2011	427,527
		CenterPoint Energy, Inc.
	600,000	7.250%, 09/01/2010	634,299
		Commonwealth Edison Co.
	2,310,000	5.950%, 08/15/2016	2,341,966
		Consumers Energy Co.
	952,000	4.400%, 08/15/2009	926,577
		Entergy Gulf States Inc.
	881,000	4.875%, 11/01/2011	842,225
		Entergy Louisiana LLC
	561,000	5.500%, 04/01/2019	532,787
		Florida Power Corp.
	855,000	4.500%, 06/01/2010	833,880
		Public Service Co. of Colorado
	1,183,000	4.375%, 10/01/2008	1,163,682
		Public Service Electric & Gas
	400,000	5.000%, 01/01/2013	392,766
		Southern California Edison Co.
	935,000	5.566%, 02/02/2009 (c)	935,901
	745,000	Westar Energy Inc.
		6.000%, 07/01/2014	763,766
			10,147,807
		Food & Staples Retailing 0.2%
		Albertson's Inc.
	355,000	7.500%, 02/15/2011	361,678
	450,000	8.000%, 05/01/2031	437,451
			799,129
		Food Products 0.2%
		Tyson Foods, Inc.
	773,000	7.250%, 10/01/2006 (e)	773,000

		Gas Utilities 1.4%
		Alliance Pipeline U.S.
	104,866	4.591%, 12/31/2025 (Acquired Multiple Dates, Cost $96,860) (a)	98,412
		Consolidated Natural Gas Co.
	600,000	6.850%, 04/15/2011	630,879
		El Paso Natural Gas Co.
	700,000	7.625%, 08/01/2010	721,000
		Gulfstream Natural Gas
	675,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $671,065) (a)	673,873
		Kinder Morgan, Inc.
	885,000	6.500%, 09/01/2012	885,725
		Southern Star Cent Gas
	640,000	6.000%, 06/01/2016 (Acquired Multiple Dates, Cost $634,953) (a)	643,200
		Transcontinental Gas Pipe Line
	960,000	6.400%, 04/15/2016 (Acquired Multiple Dates, Cost $946,113) (a)	949,200
			4,602,289
		Health Care Providers & Services 0.1%
		Healthsouth Corp.
	340,000	10.750%, 06/15/2016 (Acquired 06/12/2006, Cost $334,917) (a)	347,225

		Insurance 1.0%
		Jackson National Life Global Funding
	725,000	5.125%, 02/10/2011 (Acquired 02/03/2006, Cost $724,398) (a)	721,308
		New York Life Global Funding
	1,273,000	3.875%, 01/15/2009 (Acquired 01/05/2004, Cost $1,272,427) (a)	1,237,027
		Pacific Life Global Funding
	715,000	3.750%, 01/15/2009 (Acquired 01/08/2004, Cost $713,291) (a)	694,339
		Protective Life Secured Trust
	760,000	4.000%, 10/07/2009	736,983
			3,389,657
		Media 0.4%
		Cox Communications Inc.
	1,120,000	7.125%, 10/01/2012	1,193,612

		Multi-Utilities & Unregulated Power 1.9%
		American Ref-Fuel Co. LLC
	925,654	6.260%, 12/31/2015 (Acquired 04/30/2003, Cost $925,654) (a)	910,325
		Borger Energy Funding
	561,202	7.260%, 12/31/2022 (Acquired Multiple Dates, Cost $536,656)	548,294
		Edison Mission Energy Funding
	1,426,767	7.330%, 09/15/2008 (Acquired Multiple Dates, Cost $1,406,977) (a)	1,430,334
		Homer City Funding LLC
	805,000	8.137%, 10/01/2019	851,288
		Kern River Funding Corp.
	673,080	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $654,598) (a)	652,019
		Kiowa Power Partners LLC
	702,412	4.811%, 12/30/2013 (Acquired Multiple Dates, Cost $701,235) (a)	681,817
		Midwest Generation LLC
	406,619	8.300%, 07/02/2009	414,752
		PNPP II Funding Corp.
	39,653	8.510%, 11/30/2006	39,798
		Sithe/Independence Funding
	784,925	8.500%, 06/30/2007	794,155
			6,322,782
		Oil & Gas 0.2%
		Duke Energy Field Services LLC
	482,000	5.750%, 11/15/2006 (e)	482,087
		Pemex Finance Ltd.
	105,000	9.690%, 08/15/2009	113,692
			595,779
		Oil, Gas & Consumable Fuels 0.4%
		Anadarko Petroleum Corp.
	700,000	5.950%, 09/15/2016	708,364
	700,000	6.450%, 09/15/2036	715,000
			1,423,364
		Paper & Forest Products 0.1%
		Abitibi-Consolidated, Inc.
	398,000	8.500%, 08/01/2029 (b)	330,340

		Real Estate Investment Trusts 0.4%
		CPG Partners LP
	855,000	3.500%, 03/15/2009	821,020
		EOP Operating LP
	660,000	4.650%, 10/01/2010	640,342
			1,461,362
		Special Purpose Entity 3.0%
		Dow Jones North American High Yield Commodity Index
	5,565,000	8.625%, 06/29/2011 (Acquired Multiple Dates, Cost $5,448,519) (a)	5,634,562
	4,070,000	8.375%, 12/29/2011 (Acquired 09/27/06, Cost $4,080,175) (a)	4,070,000
			9,704,562
		Transportation 0.1%
		Burlington North Santa Fe
	461,433	4.830%, 01/15/2023	458,318

		Wireless Telecommunication Services 0.2%
		Nextel Communications
	570,000	5.950%, 03/15/2014	557,501

		Total Corporate Bonds	58,827,449
		(Cost $58,823,649)

		FOREIGN GOVERNMENT NOTE/BONDS 1.6%
		Aid-Egypt
	1,435,000	4.450%, 09/15/2015 (b)	1,384,603
		Aid-Israel
	1,864,000	5.500%, 09/18/2023 (b)	1,940,142
		Quebec Province
	1,835,000	5.000%, 03/01/2016 (b)	1,811,499
		Total Foreign Government Note/Bonds	5,136,244
		(Cost $5,238,368)

		MORTGAGE BACKED SECURITIES 69.4%
		Banc of America Commercial Mortgage Inc.
	2,270,000	Pool # 2004-2, 4.050%, 11/10/2038	2,175,993
	3,205,000	Pool # 2005-5, 5.001%, 10/10/2045	3,183,948
	1,110,000	Pool # 2005-6, 5.165%, 09/10/2047	1,110,019
		Capco America Securitization Corp.
	509,290	Pool # 1998-D7, 5.860%, 10/15/2030 (e)	508,525
		Commercial Mortgage Pass-Through Certificate
	2,764,363	Pool # 2003-LB1A, 3.251%, 06/10/2038	2,617,191
		Credit Suisse First Boston Mortgage Securities Corp.
	560,612	Pool # 2005-10, 5.000%, 09/25/2015	556,922
	227,596	Pool # 2003-1, 7.000%, 02/25/2033 (e)	227,705
	1,255,895	Pool # 2003-C3, 2.079%, 05/15/2038 (e)	1,218,815
		FHLMC Pools
	172,651	Pool # M80779, 5.000%, 11/01/2009	171,445
	1,918,739	Pool # B14039, 4.000%, 05/01/2014	1,848,735
	2,174,340	Pool # G11786, 5.000%, 10/01/2014	2,160,745
	1,832,097	Pool # G11672, 5.000%, 03/01/2015	1,820,451
	460,399	Pool # B19614, 5.000%, 07/01/2015	455,874
	2,227,462	Pool # G11745, 5.000%, 07/01/2015	2,205,566
	1,440,198	Pool # G11970, 5.000%, 04/01/2016	1,421,678
	1,011,576	Pool # E01647, 4.000%, 05/01/2019	956,788
	646,006	Pool # 2802, 4.500%, 02/15/2020 (e)	642,046
	898,072	Pool # 2695, 3.500%, 11/15/2022	880,194
	967,946	Pool # 2692, 3.500%, 01/15/2023 (e)	954,954
	690,405	Pool # A45788, 6.500%, 05/01/2035	704,812
		FHLMC Remic
	1,006,317	Series 2848, 5.000%, 06/15/2015 (e)	1,000,935
	250,896	Series 2508, 4.500%, 03/15/2016	248,323
	1,538,543	Series 2786, 4.000%, 08/15/2017	1,481,248
	366,889	Series 2691, 4.000%, 01/15/2018 (e)	365,618
	619,444	Series 2912, 5.500%, 12/15/2020 (e)	618,507
	272,633	Series 2574, 4.500%, 05/15/2026 (e)	271,004
	775,264	Series 2875, 5.500%, 05/15/2026	775,924
	916,554	Series 2731, 4.500%, 11/15/2028	894,896
	577,555	Series 2793, 4.500%, 09/15/2029	562,163
	1,070,000	Series 3200, 5.000%, 12/15/2031	1,034,518
	2,392,413	Series 2990, 4.500%, 02/15/2033	2,312,373
	1,808,337	Series 3031, 4.500%, 08/15/2033	1,746,704
	1,545,000	Series 3114, 5.000%, 09/15/2033	1,520,165
	962,614	Series 3114, 5.000%, 02/15/2036	823,934
		FNMA Pools
	1,692,146	Pool # 387219, 4.125%, 01/01/2010	1,639,884
	492,882	Pool # 254659, 4.500%, 02/01/2013	482,673
	1,986,106	Pool # 254758, 4.500%, 06/01/2013	1,943,304
	959,310	Pool # 768008, 5.000%, 06/01/2013	952,109
	556,867	Pool # 768009, 5.000%, 06/01/2013	552,694
	946,561	Pool # 254806, 4.500%, 07/01/2013	925,950
	1,070,963	Pool # 386341, 3.810%, 08/01/2013	997,942
	897,430	Pool # 386441, 3.980%, 08/01/2013	852,851
	529,071	Pool # 763019, 5.000%, 08/01/2013	525,102
	1,178,597	Pool # 254909, 4.000%, 09/01/2013	1,137,210
	511,006	Pool # 255450, 4.500%, 10/01/2014	498,312
	2,490,275	Pool # 255639, 5.000%, 02/01/2015	2,466,574
	850,517	Pool # 387265, 4.655%, 02/01/2015	822,938
	1,093,976	Pool # 745659, 5.000%, 04/01/2016	1,083,564
	1,216,079	Pool # 745444, 5.500%, 04/01/2016	1,219,322
	5,578,313	Pool # 357312, 5.000%, 12/01/2017	5,500,287
	493,049	Pool # 254759, 4.500%, 06/01/2018	477,175
	2,495,322	Pool # 254865, 4.500%, 09/01/2018	2,414,986
	1,613,284	Pool # 725546, 4.500%, 06/01/2019	1,558,733
	72,536	Pool # 433043, 6.500%, 06/01/2028	74,319
	61,863	Pool # 447704, 6.500%, 11/01/2028	63,383
	25,602	Pool # 448235, 6.500%, 11/01/2028	26,232
	74,045	Pool # 448635, 6.500%, 11/01/2028	75,865
	5,392	Pool # 449012, 6.500%, 11/01/2028	5,524
	32,183	Pool # 487778, 6.500%, 03/01/2029	32,976
	911,647	Pool # 555203, 7.000%, 09/01/2032	936,092
		FNMA Remic
	767,360	Series 2003-87, 3.500%, 04/25/2011 (e)	759,961
	632,741	Series 2003-88, 3.500%, 04/25/2011 (e)	626,663
	628,996	Series 2002-83, 5.000%, 11/25/2012 (e)	626,290
	4,069,059	Series 2005-35, 4.000%, 08/25/2018	3,914,663
	3,392,690	Series 2004-93, 4.250%, 04/25/2019	3,272,384
	844,670	Series 2003-58, 3.500%, 10/25/2021 (e)	832,945
	75,000	Series 1994-3, 5.500%, 01/25/2024	75,050
	4,231,695	Series 2005-65, 4.500%, 08/25/2026	4,170,565
	1,415,549	Series 2006-5, 5.380%, 11/25/2028 (c)(e)	1,416,311
	1,845,000	Series 2005-95, 4.500%, 03/25/2033	1,778,127
	746,682	Series 2003-W19, 5.500%, 11/25/2033 (e)	742,111
	783,282	Series 2004-T2, 7.000%, 11/25/2043	808,265
		FNMA TBA
	1,750,000	5.000%, 10/15/2021 (d)	1,719,375
	4,630,000	5.500%, 10/15/2021 (d)	4,627,106
	5,190,000	6.000%, 11/15/2021 (d)	5,264,606
	5,310,000	5.000%, 11/01/2033 (d)	5,100,919
	7,165,000	5.500%, 11/01/2033 (d)	7,057,525
	31,515,000	5.000%, 10/15/2036 (d)	30,283,961
	19,795,000	5.500%, 10/15/2036 (d)	19,498,075
	12,265,000	6.000%, 10/15/2036 (d)	12,318,659
	5,500,000	4.500%, 11/15/2036 (d)	5,135,625
	11,040,000	5.000%, 11/15/2036 (d)	10,605,300
	18,255,000	5.000%, 11/15/2036 (d)	17,547,619
		GMAC Commercial Mortgage Securities, Inc.
	2,573,047	Pool # 2003-C1, 3.337%, 05/10/2036	2,443,251
	1,770,000	Pool # 2006-C1, 5.238%, 11/10/2045	1,755,360
		GNMA Pool
	7,115	Pool # 331001, 8.250%, 07/15/2007	7,193
	19,548	Pool # 36629, 9.500%, 10/15/2009	20,274
	1,260,928	Pool # 2005-21, 5.000%, 03/20/2035	1,117,031
		Greenwich Capital Commercial Funding Corp.
	2,085,000	Pool # 2005-GG5, 5.117%, 04/10/2037	2,081,510
		LB-UBS Commercial Mortgage Trust
	715,000	Pool # 2005-C5, 4.885%, 09/15/2030	709,604
	3,080,000	Pool # 2005-C7, 5.103%, 11/15/2030	3,073,554
	138,999	Pool # 1999-C1, 6.410%, 06/15/2031 (e)	138,966
		Master Alternative Loans Trust
	795,469	Pool # 2004-6, 4.500%, 07/25/2014	783,571
		Master Asset Securitization Trust
	611,365	Pool # 2004-3, 4.750%, 01/25/2014	604,319
	200,223	Pool # 2003-11, 4.000%, 12/25/2033 (e)	198,919
		Merrill Lynch Commercial Mortgage Trust
	860,918	Pool # 2002-MW1, 4.929%, 07/12/2034 (e)	857,045
	1,175,000	Pool # 2006-3, 4.711%, 07/12/2046	1,173,531
		Morgan Stanley Capital I
	1,038,455	Pool # 2003-IQ4, 3.270%, 05/15/2040	997,105
		Nomura Asset Acceptance Corp.
	399,658	Pool # 2005-AP3, 5.211%, 08/25/2035 (c)(e)	399,808
		Nomura Asset Securities Corp.
	29,912	Pool # 1998-D6, 6.280%, 03/15/2030 (e)	29,906
		NYC Mortgage Loan Trust
	1,098	Series 1996, 6.750%, 09/25/2019 (Acquired 5/23/2000, Cost $962) (a)	1,098
		Residential Asset Securitization Trust
	122,870	Pool # 2004-R1, 2.750%, 08/25/2033 (e)	122,353
		Wachovia Bank Commercial Mortgage Trust
	1,009,260	Pool # 2003-C5, 2.986%, 06/15/2035	946,092
	1,855,537	Pool # 2003-C7, 4.241%, 10/15/2035 (Acquired 9/26/2006, Cost $1,811,106) (a)	1,807,786
		Wells Fargo Mortgage Backed Securities Trust
	3,264,635	Pool # 2006-3, 5.500%, 03/25/2036	3,260,678
		Total Mortgage Backed Securities	227,455,778
		(Cost $227,862,728)

		SUPRANATIONAL ISSUE 0.3%
		European Investment Bank
	920,000	4.875%, 02/15/2036 (b)	874,382
		Total Supranational Issue	874,382
		(Cost $912,428)

		U.S. GOVERNMENT AGENCY ISSUES 10.8%
	3,645,000	4.875%, 03/15/2007	3,637,874
	1,660,000	5.000%, 03/20/2007 (e)	1,657,616
	17,205,000	5.250%, 04/15/2007 (e)	17,200,131
	4,425,000	4.500%, 05/11/2007 (e)	4,404,402
	3,545,000	5.550%, 08/08/2007 (e)	3,547,694
	1,875,000	5.515%, 09/18/2007 (e)	1,876,076
	3,240,000	5.125%, 10/24/2007	3,240,020
		Total U.S. Government Agency Issues	35,563,813
		(Cost $35,528,550)

		U.S. TREASURY OBLIGATIONS 12.8%
		U.S. Treasury Bond 4.4%
	12,980,000	5.250%, 02/15/2029	13,725,338
	720,000	4.500%, 02/15/2036	689,906
			14,415,244
		U.S. Treasury Note 7.3%
	4,705,000	3.625%, 06/30/2007 (e)	4,657,216
	13,895,000	5.125%, 05/15/2016	12,339,207
	6,800,000	4.875%, 08/15/2016	6,928,561
			23,924,984
		U.S. Treasury Inflation Index Note 1.1%
	3,426,282	2.500%, 07/15/2016	3,494,807

		Total U.S. Treasury Obligations	41,835,035
		(Cost $41,813,865)

		SHORT TERM INVESTMENTS 21.8%
		US Government Agency Issues (g) 21.4%
	$70,125,448	Federal Home Loan Bank Discount Note, 0.00%, 10/02/2006 (e)	70,125,448

		Variable Rate Demand Notes (f) 0.4%
	889,545	American Family Financial Services Inc., 4.9427%, 12/31/2031 (e)	889,545
	394,975	Wisconsin Corporate Central Credit Union, 4.9938% 12/31/2031 (e)	394,975
			1,284,520

		Total Short Term Investments	71,409,968
		(Cost $71,409,968)

		Total Investments 148.3%	486,190,740
		(Cost $486,687,857)

		Liabilities in Excess of Other Assets (48.3)%	(158,331,842)

		TOTAL NET ASSETS 100.0%	$327,858,898

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $25,066,841 (7.6% of net assets) at September 30, 2006.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2006.
(g)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.

	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

	Cost of investments	$486,687,857
	Gross unrealized appreciation	1,444,796
	Gross unrealized depreciation	(1,941,913)
	Net unrealized depreciation	$(497,117)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra Investment Grade Bond Fund
Schedule of Investments
September 30, 2006 (Unaudited)

	Principal
	Amount		Value
		ASSET BACKED SECURITIES - 17.6%
		Americredit Automobile Receivables Trust
	300,000	2006-AF, 5.610%, 03/08/2010 (e)	$300,566
		American Express Credit Account Master Trust
	935,000	2002-2, 5.440%, 11/15/2009 (c)(e)	935,816
		Bank One Issuance Trust
	555,000	2004-4A, 5.370%, 02/16/2010 (c)(e)	555,198
		Burlington North Santa Fe
	45,216	1996-B, 6.960%, 03/22/2009	46,090
	647,262	2004-1, 4.575%, 01/15/2021	625,803
		Capital One Auto Finance Trust
	885,000	2006-B, 5.540%, 05/15/2009 (e)	886,136
		Carmax Auto Owner Trust
	395,000	2006-2, 5.290%, 06/15/2009 (e)	395,118
		Caterpillar Financial Asset Trust
	475,000	2006-A, 5.590%, 02/25/2009 (e)	475,948
		Chase Credit Card Master Trust
	1,175,000	2004-2, 5.370%, 09/15/2009 (c)(e)	1,175,297
		Chase Issuance Trust
	530,000	2004-10A, 5.350%, 07/15/2010 (c)(e)	530,121
		CIT Equipment Collateral Trust
	900,000	2005-VT1, 4.120%, 08/20/2008 (e)	893,766
		Citibank Credit Card Issuance Trust
	1,160,000	2003-A11, 4.560%, 10/15/2009 (c)(e)	1,160,664
		CNH Equipment Trust
	360,000	2006-B, 5.393%, 10/15/2007 (e)	360,061
		Ford Credit Auto Trust
	565,000	2006-B, 5.420%, 07/15/2009 (e)	565,670
		GS Auto Loan Trust
	885,000	2006-1, 5.470%, 02/15/2009 (e)	886,202
		Hertz Vehicle Financing LLC
	240,000	2005-2A, 5.080%, 11/25/2011 (Acquired 12/15/2005, Cost $239,961) (a)	238,688
		Honda Auto Receivables Owner Trust
	49,839	2006-1, 4.934%, 04/18/2007 (e)	49,829
		Keystone Owner Trust
	61,855	1998-P1, 7.530%, 05/25/2025 (Acquired 04/22/2003, Cost $64,671) (a)	61,619
		Mid-State Trust
	257,127	11, 4.864%, 07/15/2038	247,266
		Nissan Auto Receivables Owner Trust
	335,000	2006-C, 5.520%, 01/15/2009 (e)	335,781
		Oakwood Mortgage Investors, Inc.
	34,685	1995-A, 7.700%, 09/15/2020	34,633
		PF Export Receivables Master Trust
	367,848	2003-B, 3.748%, 06/01/2013 (Acquired Multiple Dates, Cost $368,066) (a)	346,266
		SLM Student Loan Trust
	702,504	2005-10, 5.450%, 04/25/2012 (c)(e)	702,315
	475,000	2006-7, 5.390%, 04/25/2012 (c)(e)	475,000
	358,704	2004-10, 4.510%, 01/25/2014 (c)(e)	358,697
		Target Credit Card Master Trust
	1,125,000	2002-1, 5.510%, 06/27/2011 (c)(e)	1,126,157
		Union Pacific Corp.
	484,124	2004-1, 5.404%, 07/02/2025	485,044
		USAA Auto Owner Trust
	168,318	2006-1, 5.030%, 11/15/2008 (e)	168,140
	790,000	2006-3, 5.470%, 04/15/2009 (e)	791,353
		Volkswagen Auto Lease Trust
	240,861	2006-A, 5.524%, 08/20/2007 (e)	240,954
		Total Asset Backed Securities	15,454,198
		(Cost $15,505,773)

		CORPORATE BONDS 12.9%
		Automobiles 0.5%
		Daimler Chrysler NA Holdings
	375,000	5.875%, 03/15/2011	375,493

		Chemicals 0.2%
		ICI Wilmington, Inc.
	187,000	4.375%, 12/01/2008	182,764

		Commercial Banks 0.3%
		Credit Suisse First Boston London
	217,000	7.900%, 05/01/2007 (Acquired 04/17/2002, Cost $218,545) (a)(b)	220,118

		Consumer Finance 0.8%
		Residential Capital Corp.
	300,000	6.375%, 06/30/2010	303,534
	200,000	6.000%, 02/22/2011	199,756
	190,000	6.500%, 04/17/2013	192,953
			696,243
		Diversified Financial Services 0.6%
		Pricoa Global Funding I
	230,000	5.451%, 03/03/2009 (Acquired 03/01/2006, Cost $230,000) (a)(c)(e)	230,159
		Windsor Financing LLC
	316,711	5.881%, 07/15/2017 (Multiple Dates, Cost $316,000) (a)	317,014
			547,173
		Diversified Telecommunication Services 1.4%
		AT&T Corp.
	200,000	7.300%, 11/15/2011	216,777
		Deutsche Telekom International Finance BV
	280,000	5.750%, 03/23/2016 (b)	273,946
		Telecom Italia Capital
	525,000	6.200%, 07/18/2011 (b)	531,234
		Telefonos de Mexico, S.A. de C.V.
	157,000	4.500%, 11/19/2008 (b)	153,885
			1,175,842
		Electric Utilities 3.5%
		Appalachian Power Co.
	75,000	4.400%, 06/01/2010	72,417
	80,000	5.550%, 04/01/2011	80,476
		CenterPoint Energy, Inc.
	180,000	6.500%, 02/01/2008	182,094
		Commonwealth Edison Co.
	560,000	5.950%, 08/15/2016	567,749
		Consumers Energy Co.
	156,000	4.400%, 08/15/2009	151,834
		Entergy Arkansas, Inc.
	322,000	5.000%, 07/01/2018	295,987
		Entergy Gulf States, Inc.
	172,000	4.875%, 11/01/2011	164,430
		Entergy Louisiana LLC
	30,000	5.500%, 04/01/2019	28,491
		Florida Power Corp.
	130,000	4.500%, 06/01/2010	126,789
		FPL Energy Virgina Funding Corp.
	151,903	7.520%, 06/30/2019 (Acquired 02/10/2006, Cost $162,879) (a)	163,083
		Public Service Co. of Colorado
	504,000	4.375%, 10/01/2008	495,770
		Public Service Electric & Gas
	370,000	5.000%, 01/01/2013	363,308
		Southern California Edison Co.
	290,000	5.566%, 02/02/2009 (c)	290,280
		Westar Energy Inc.
	110,000	6.000%, 07/01/2014	112,771
			3,095,479
		Gas Utilities 1.5%
		Alliance Pipeline U.S.
	380,140	4.591%, 12/31/2025 (Acquired 04/27/2006, Cost $351,226) (a)	356,742
		Consolidated Natural Gas Co.
	100,000	6.850%, 04/15/2011	105,146
		Gulfstream Natural Gas
	180,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $180,343) (a)	179,700
		Northern Natural Gas Co.
	505,000	5.375%, 10/31/2012 (Acquired 04/05/2006, Cost $500,920) (a)	504,357
		Southern Star Cent Gas
	190,000	6.000%, 06/01/2016 (Acquired 04/06/2006, Cost $189,360) (a)	190,950
			1,336,895
		Insurance 1.2%
		Jackson National Life Global Funding
	230,000	5.125%, 02/10/2011 (Acquired 02/03/2006, Cost $229,809) (a)	228,829
		New York Life Global Funding
	351,000	3.875%, 01/15/2009 (Acquired 01/05/2004, Cost $350,842) (a)	341,081
		Pacific Life Global Funding
	209,000	3.750%, 01/15/2009 (Acquired 01/08/2004, Cost $208,500) (a)	202,961
		Protective Life Secured Trust
	289,000	4.000%, 10/07/2009	280,247
			1,053,118
		Media 0.3%
		Cox Communications Inc.
	255,000	7.125%, 10/01/2012	271,760

		Multi-Utilities & Unregulated Power 1.3%
		American Ref-Fuel Co. LLC
	323,171	6.260%, 12/31/2015 (Acquired Multiple Dates, Cost $323,171) (a)	317,819
		Duke Energy Corp.
	243,000	3.750%, 03/05/2008	238,007
		Kern River Funding Corp.
	200,220	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $194,690) (a)	193,955
		Kiowa Power Partners LLC
	426,559	4.811%, 12/30/2013 (Acquired 11/22/2004, Cost $428,105) (a)	414,052
			1,163,833
		Oil & Gas 0.2%
		Pemex Finance Ltd.
	183,000	Series 1999-2, 9.690%, 08/15/2009	198,149

		Oil, Gas & Consumable Fuels 0.2%
		Anadarko Petroleum Corp.
	90,000	5.950%, 09/15/2016	91,075
	105,000	6.450%, 09/15/2036	107,250
			198,325
		Transportation 0.7%
		Burlington North Santa Fe
	567,419	6.230%, 07/02/2018	594,643

		Wireless Telecommunication Services 0.2%
		Nextel Communications
	150,000	5.950%, 03/15/2014	146,711

		Total Corporate Bonds	11,256,546
		(Cost $11,326,331)

		FOREIGN GOVERNMENT NOTE/BONDS 1.8%
		Aid-Egypt
	435,000	4.450%, 09/15/2015 (b)	419,723
		Aid-Israel
	546,000	5.500%, 09/18/2023 (b)	568,304
		Quebec Province
	580,000	5.000%, 03/01/2016 (b)	572,572
		Total Foreign Government Note/Bonds	1,560,599
		(Cost $1,591,518)

		MORTGAGE BACKED SECURITIES - 73.3%
		Banc of America Commercial Mortgage, Inc.
	725,000	Pool # 2004-2, 4.050%, 11/10/2038	694,976
	970,000	Pool # 2005-5, 5.001%, 10/10/2045	963,629
	345,000	Pool # 2005-6, 5.165%, 09/10/2047	345,006
		Capco America Securitization Corp.
	112,915	Pool # 1998-D7, 5.860%, 10/15/2030 (e)	112,746
		Commercial Mortgage Pass-Through Certificate
	897,920	Pool # 2003-LB1A, 3.251%, 06/10/2038	850,115
		Credit Suisse First Boston Mortgage Securities Corp.
	176,192	Pool # 2005-10, 5.000%, 09/25/2015	175,033
	75,156	Pool # 2003-1, 7.000%, 02/25/2033 (e)	75,192
	381,163	Pool # 2003-C3, 2.079%, 05/15/2038 (e)	369,910
		FHLMC Pools
	25,756	Pool # 25, 6.500%, 12/25/2008 (e)	25,798
	391,620	Pool # 2775, 3.000%, 11/15/2013	380,627
	578,343	Pool # B14039, 4.000%, 05/01/2014	557,243
	668,408	Pool # G11786, 5.000%, 10/01/2014	664,229
	706,611	Pool # B18639, 4.000%, 01/01/2015	679,029
	485,069	Pool # G11672, 5.000%, 03/01/2015	481,986
	139,764	Pool # B19614, 5.000%, 07/01/2015	138,390
	652,809	Pool # G11745, 5.000%, 07/01/2015	646,391
	453,569	Pool # G11970, 5.000%, 04/01/2016	447,736
	321,509	Pool # E01647, 4.000%, 05/01/2019	304,095
	194,330	Pool # 2802, 4.500%, 02/15/2020 (e)	193,138
	239,799	Pool # 2695, 3.500%, 11/15/2022	235,026
	286,074	Pool # 2692, 3.500%, 01/15/2023 (e)	282,235
	205,977	Pool # A45788, 6.500%, 05/01/2035	210,275
		FHLMC Remic
	312,464	Series 2848, 5.000%, 06/15/2015 (e)	310,793
	75,881	Series 2508, 4.500%, 03/15/2016	75,103
	486,425	Series 2786, 4.000%, 08/15/2017	468,310
	106,345	Series 2691, 4.000%, 01/15/2018 (e)	105,976
	189,740	Series 2912, 5.500%, 12/15/2020 (e)	189,452
	240,335	Series 2827, 5.000%, 01/15/2021 (e)	239,332
	86,187	Series 2574, 4.500%, 05/15/2026 (e)	85,672
	286,676	Series 2731, 4.500%, 11/15/2028	279,902
	168,294	Series 2793, 4.500%, 09/15/2029	163,809
	753,707	Series 2990, 4.500%, 02/15/2033	728,492
	561,718	Series 3031, 4.500%, 08/15/2033	542,573
	490,000	Series 3114, 5.000%, 09/15/2033	482,123
	303,712	Series 3114, 5.000%, 02/15/2036	259,958
		FNMA Pools
	531,289	Pool # 387219, 4.125%, 01/01/2010	514,880
	1,644,000	Pool # 385537, 4.745%, 11/01/2012	1,601,129
	130,233	Pool # 254659, 4.500%, 02/01/2013	127,536
	613,982	Pool # 254758, 4.500%, 06/01/2013	600,750
	293,123	Pool # 768008, 5.000%, 06/01/2013	290,922
	170,040	Pool # 768009, 5.000%, 06/01/2013	168,765
	275,625	Pool # 254806, 4.500%, 07/01/2013	269,623
	335,661	Pool # 386341, 3.810%, 08/01/2013	312,775
	272,093	Pool # 386441, 3.980%, 08/01/2013	258,577
	160,279	Pool # 763019, 5.000%, 08/01/2013	159,076
	356,979	Pool # 254909, 4.000%, 09/01/2013	344,443
	161,190	Pool # 255450, 4.500%, 10/01/2014	157,186
	259,066	Pool # 387265, 4.655%, 02/01/2015	250,665
	490,087	Pool # 745456, 5.500%, 03/01/2016	491,506
	345,466	Pool # 745659, 5.000%, 04/01/2016	342,178
	386,934	Pool # 745444, 5.500%, 04/01/2016	387,966
	1,403,885	Pool # 357312, 5.000%, 12/01/2017	1,384,248
	154,449	Pool # 254759, 4.500%, 06/01/2018	149,477
	721,655	Pool # 254865, 4.500%, 09/01/2018	698,421
	509,842	Pool # 725546, 4.500%, 06/01/2019	492,602
	276,654	Pool # 555203, 7.000%, 09/01/2032	284,073
	278,165	Pool # 386320, 4.550%, 10/01/2033	252,362
		FNMA Remic
	235,387	Series 2003-87, 3.500%, 04/25/2011 (e)	233,117
	187,549	Series 2003-88, 3.500%, 04/25/2011 (e)	185,748
	190,374	Series 2002-83, 5.000%, 11/25/2012 (e)	189,555
	1,189,011	Series 2005-35, 4.000%, 08/25/2018	1,143,895
	1,036,859	Series 2004-93, 4.250%, 04/25/2019	1,000,091
	230,035	Series 2003-58, 3.500%, 10/25/2021 (e)	226,842
	1,130,384	Series 2005-65, 4.500%, 08/25/2026	1,114,055
	446,469	Series 2006-5, 5.380%, 11/25/2028 (c)(e)	446,709
	585,000	Series 2005-95, 4.500%, 03/25/2033	563,796
	230,359	Series 2003-W19, 5.500%, 11/25/2033 (e)	228,949
	268,998	Series 2004-64, 5.000%, 03/25/2034	265,195
	252,106	Series 2004-T2, 7.000%, 11/25/2043	260,147
		FNMA TBA
	985,000	5.500%, 10/15/2021 (d)	984,384
	1,420,000	5.000%, 11/01/2033 (d)	1,364,088
	1,915,000	5.500%, 11/01/2033 (d)	1,886,275
	8,370,000	5.000%, 10/15/2036 (d)	8,043,051
	4,785,000	5.500%, 10/15/2036 (d)	4,713,225
	3,170,000	6.000%, 10/15/2036 (d)	3,183,869
	1,360,000	4.500%, 11/15/2036 (d)	1,269,900
	2,955,000	5.000%, 11/15/2036 (d)	2,838,647
	4,880,000	5.000%, 11/15/2036 (d)	4,690,900
		GMAC Commercial Mortgage Securities, Inc.
	784,072	Pool # 2003-C1, 3.337%, 05/10/2036	744,520
	560,000	Pool # 2006-C1, 5.238%, 11/10/2045	555,368
		GNMA Pool
	398,755	Pool # 2005-21, 5.000%, 03/20/2035	353,249
		Greenwich Capital Commercial Funding Corp.
	635,000	Pool # 2005-GG5, 5.117%, 04/10/2037	633,937
		LB-UBS Commercial Mortgage Trust
	220,000	Pool # 2005-C5, 4.885%, 09/15/2030	218,340
	945,000	Pool # 2005-C7, 5.103%, 11/15/2030	943,022
	42,238	Pool # 1999-C1, 6.410%, 06/15/2031 (e)	42,228
		Master Alternative Loans Trust
	246,679	Pool # 2004-6, 4.500%, 07/25/2014	242,989
		Master Asset Securitization Trust
	185,438	Pool # 2004-3, 4.750%, 01/25/2014	183,301
	59,753	Pool # 2003-11, 4.000%, 12/25/2033 (e)	59,363
		Merrill Lynch Commercial Mortgage Trust
	262,653	Pool # 2002-MW1, 4.929%, 07/12/2034 (e)	261,471
	315,000	Pool # 2006-3, 4.711%, 07/12/2046	314,606
		Morgan Stanley Capital I
	336,311	Pool # 2003-IQ4, 3.270%, 05/15/2040	322,919
		Nomura Asset Acceptance Corp.
	120,617	Pool # 2005-AP3, 5.211%, 08/25/2035 (c)(e)	120,663
		Nomura Asset Securities Corp.
	9,057	Pool # 1998-D6, 6.280%, 03/15/2030 (e)	9,055
		NYC Mortgage Loan Trust
	329	Series 1996, 6.750%, 09/25/2019 (Acquired 08/18/2003, Cost $350)	329
		Residential Asset Securitization Trust
	37,202	Pool # 2004-R1, 2.750%, 08/25/2033 (e)	37,046
		Wachovia Bank Commercial Mortgage Trust
	23,456	Pool # 2002-C1, 4.539%, 04/15/2034 (e)	23,387
	455,387	Pool # 2003-C5, 2.986%, 06/15/2035	426,886
	494,810	Pool # 2003-C7, 4.241%, 10/15/2035 (Acquired 09/26/2006, Cost $482,962) (a)	482,076
		Wells Fargo Mortgage Backed Securities Trust
	1,033,879	Pool # 2006-3, 5.500%, 03/25/2036	1,032,626
		Total Mortgage Backed Securities	64,143,279
		(Cost $64,276,350)

		SUPRANATIONAL ISSUE 0.3%
		European Investment Bank
	290,000	4.875%, 02/15/2036 (b)	275,620
		Total Supranational Issue	275,620
		(Cost $287,613)

		U.S. GOVERNMENT AGENCY ISSUES 5.3%
	1,160,000	4.875%, 03/15/2007 (e)	1,157,732
	525,000	5.000%, 03/20/2007 (e)	524,246
	1,395,000	4.500%, 05/11/2007 (e)	1,388,506
	1,080,000	5.550%, 08/08/2007 (e)	1,080,821
	505,000	5.515%, 09/18/2007 (e)	505,290
		Total U.S. Government Agency Issues	4,656,595
		(Cost $4,654,757)

		U.S. TREASURY OBLIGATIONS 11.4%
		U.S. Treasury Bond 4.4%
	3,470,000	5.250%, 02/15/2029	3,669,254
	200,000	4.500%, 02/15/2036	191,641
			3,860,895
		U.S. Treasury Note 5.9%
	3,180,000	5.125%, 05/15/2016	3,298,754
	1,815,000	4.875%, 08/15/2016	1,849,314
			5,148,068
		U.S. Treasury Inflation Index Note 1.1%
	917,034	2.500%, 07/15/2016	935,375

		Total U.S. Treasury Obligations	9,944,338
		(Cost $9,938,288)

		SHORT TERM INVESTMENTS 20.0%
		U.S. Government Agency Issues (g) 18.8%
	16,494,225	Federal Home Loan Bank Discount Note, 0.00%, 10/02/2006 (e)	16,494,225

		Variable Rate Demand Notes (f) 1.2%
	572,562	American Family Financial Services Inc., 4.9427%, 12/31/2031 (e)	572,562
	486,399	Wisconsin Corporate Central Credit Union, 4.9938% 12/31/2031 (e)	486,399
			1,058,961

		Total Short Term Investments	17,553,186
		(Cost $17,553,186)

		Total Investments 142.6%	124,844,361
		(Cost $125,133,816)

		Liabilities in Excess of Other Assets (42.6)%	(37,313,351)

		TOTAL NET ASSETS 100.0%	$87,531,010

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $4,989,798 (5.7% of net assets) at September 30, 2006.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2006.
(g)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.

	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

	Cost of investments	$125,133,816
	Gross unrealized appreciation	318,880
	Gross unrealized depreciation	(608,335)
	Net unrealized depreciation	$(289,455)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge Small Cap Fund
Schedule of Investments
September 30, 2006 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 96.5%
		Aerospace & Defense 2.9%
	104,514	Mercury Computer Systems, Inc. (a)	$1,238,491
	113,819	Moog Inc. - Class A (a)	3,944,967
	158,642	Orbital Sciences Corp. (a)	2,977,710
	61,160	Triumph Group, Inc.	2,590,126
			10,751,294
		Biotechnology 1.7%
	266,390	Cepheid, Inc. (a)	1,923,336
	169,466	Exelixis, Inc. (a)	1,476,049
	125,565	Maxygen Inc. (a)	1,043,445
	38,329	Techne Corp. (a)	1,949,413
			6,392,243
		Building Products 1.4%
	92,260	Apogee Enterprises, Inc.	1,403,274
	81,075	Universal Forest Products, Inc.	3,976,729
			5,380,003
		Capital Markets 2.5%
	88,524	A.G. Edwards, Inc.	4,716,559
	153,084	Jefferies Group, Inc.	4,362,894
	7,616	SWS Group, Inc.	189,562
			9,269,015
		Chemicals 6.5%
	85,131	Agrium, Inc. (b)	2,297,686
	70,735	Albemarle Corp.	3,843,033
	83,920	FMC Corp.	5,376,754
	145,305	Lubrizol Corp.	6,644,798
	139,124	Methanex Corp. (b)	3,386,278
	145,801	Symyx Technologies, Inc. (a)	3,089,523
			24,638,072
		Commercial Banks 6.2%
	126,326	Cathay General Bancorp	4,560,368
	136,974	Community Bank System, Inc.	3,035,344
	150,320	First Midwest Bancorp, Inc.	5,695,625
	5,289	Frontier Financial Corp.	137,197
	16,754	Mercantile Bank Corp.	662,621
	164,558	Pacific Capital Bancorp	4,438,129
	128,300	United Bankshares, Inc.	4,775,326
			23,304,610
		Commercial Services & Supplies 3.9%
	74,575	CRA International Inc. (a)	3,554,245
	105,857	Mobile Mini, Inc. (a)	3,007,397
	231,962	Quanta Services, Inc. (a)	3,910,879
	38,769	Strayer Education, Inc.	4,195,194
			14,667,715
		Communications Equipment 2.0%
	138,618	Polycom, Inc. (a)	3,400,299
	177,180	Tekelec (a)	2,296,253
	77,913	ViaSat, Inc. (a)	1,954,058
			7,650,610
		Computers & Peripherals 0.6%
	92,926	Synaptics Inc. (a)	2,264,607

		Consumer Finance 0.2%
	28,897	CompuCredit Corp. (a)	872,978

		Containers & Packaging 0.2%
	45,519	Longview Fibre Co.	924,946

		Distributors 0.8%
	326,901	Source Interlink Companies, Inc. (a)	3,105,560

		Diversified Financial Services 1.0%
	95,174	GATX Corp.	3,937,348

		Electric Utilities 1.0%
	110,232	Black Hills Corp.	3,704,898

		Electrical Equipment 2.1%
	143,530	American Superconductor Corp. (a)	1,329,088
	74,075	Thomas & Betts Corp. (a)	3,534,118
	87,720	Woodward Governor Co.	2,942,129
			7,805,335
		Electronic Equipment & Instruments 6.2%
	456,800	Aeroflex Inc. (a)	4,695,904
	111,069	Flir Systems, Inc. (a)	3,016,634
	352,443	Kemet Corp. (a)	2,844,215
	82,418	Rofin-Sinar Technologies, Inc. (a)	5,008,542
	115,873	Trimble Navigation Ltd. (a)	5,455,301
	118,510	Veeco Instruments, Inc. (a)	2,387,976
			23,408,572
		Energy Equipment & Services 3.2%
	45,000	FMC Technologies, Inc. (a)	2,416,500
	113,302	Oceaneering International, Inc. (a)	3,489,701
	110,816	Oil States International, Inc. (a)	3,047,440
	67,174	Unit Corp. (a)	3,087,989
			12,041,630
		Food Products 0.8%
	124,917	Peet's Coffee & Tea Inc. (a)	3,124,174

		Gas Utilities 0.9%
	88,022	AGL Resources, Inc.	3,212,803

		Health Care Equipment & Services 0.6%
	84,606	CNS, Inc.	2,388,427

		Health Care Equipment & Supplies 4.7%
	90,704	ABIOMED, Inc. (a)	1,341,512
	74,014	Analogic Corp.	3,798,398
	10,409	Intuitive Surgical, Inc. (a)	1,097,629
	87,920	Respironics, Inc. (a)	3,394,591
	68,650	SonoSite, Inc. (a)	1,949,660
	36,024	Thoratec Corp. (a)	562,335
	117,356	Varian Inc. (a)	5,383,120
			17,527,245
		Health Care Providers & Services 4.1%
	102,186	Allscripts Healthcare Solutions, Inc. (a)	2,294,076
	124,205	Cerner Corp. (a)	5,638,907
	69,934	inVentiv Health, Inc. (a)	2,239,986
	162,646	Owens & Minor, Inc.	5,349,427
			15,522,396
		Hotels, Restaurants & Leisure 1.7%
	155,260	California Pizza Kitchen, Inc. (a)	4,646,932
	208,436	Progressive Gaming International Corp. (a)	1,709,175
			6,356,107
		Household Durables 0.7%
	86,071	The Yankee Candle Company, Inc.	2,519,298

		Household Products 0.6%
	68,570	WD-40 Co.	2,445,892

		Industrial Conglomerates 0.8%
	102,747	Raven Industries, Inc.	3,083,437

		Insurance 3.1%
	45,625	FBL Financial Group, Inc.	1,527,069
	72,489	The Midland Co.	3,140,224
	76,445	Selective Insurance Group, Inc.	4,021,771
	84,509	Stewart Information Services Corp.	2,938,378
			11,627,442
		Internet Software & Services 1.0%
	155,956	aQuantive, Inc. (a)	3,683,681

		IT Services 1.1%
	171,213	eFunds Corp. (a)	4,139,930

		Leisure Equipment & Products 3.6%
	316,777	Callaway Golf Co.	4,152,946
	506,459	Leapfrog Enterprises, Inc. (a)	4,016,220
	313,562	Oakley, Inc.	5,346,232
			13,515,398
		Machinery 5.8%
	111,580	Astec Industries, Inc. (a)	2,817,395
	114,873	IDEX Corp.	4,945,283
	234,410	JLG Industries, Inc.	4,643,662
	116,902	Kaydon Corp.	4,327,712
	91,018	Lincoln Electric Holdings, Inc.	4,955,930
			21,689,982
		Marine 0.9%
	75,952	Alexander & Baldwin, Inc.	3,369,990

		Media 0.8%
	83,721	Media General, Inc.	3,157,956

		Medical Supplies & Services 0.6%
	62,353	Foxhollow Technologies, Inc. (a)	2,131,849

		Metals & Mining 1.5%
	175,784	Commercial Metals Co.	3,573,689
	45,500	RTI International Metals, Inc. (a)	1,982,890
			5,556,579
		Multi-Utilities & Unregulated Power 1.3%
	202,298	Avista Corp.	4,790,417

		Oil & Gas 2.1%
	100,469	Cabot Oil & Gas Corp.	4,815,479
	145,190	OMI Corp. (b)	3,152,075
			7,967,554
		Real Estate 4.1%
	287,143	Annaly Mortgage Management, Inc.	3,773,059
	119,984	Corporate Office Properties Trust	5,370,484
	100,565	Mid-America Apartment Communities, Inc.	6,156,589
			15,300,132
		Semiconductor & Semiconductor Equipment 4.0%
	134,430	Cohu, Inc.	2,396,887
	208,051	Cypress Semiconductor Corp. (a)	3,697,066
	141,748	Intevac, Inc. (a)	2,381,366
	318,781	ON Semiconductor Corp. (a)	1,874,432
	133,895	Varian Semiconductor Equipment Associates, Inc. (a)	4,913,947
			15,263,698
		Software 2.1%
	98,394	Manhattan Associates, Inc. (a)	2,375,231
	148,607	MapInfo Corp. (a)	1,906,628
	198,756	Parametric Technology Corp. (a)	3,470,280
			7,752,139
		Specialty Retail 3.9%
	143,171	Men's Wearhouse, Inc.	5,327,393
	109,433	Stage Stores, Inc.	3,210,764
	59,978	Tractor Supply Co. (a)	2,894,539
	90,797	Tween Brands, Inc. (a)	3,413,967
			14,846,663
		Textiles, Apparel & Luxury Goods 2.8%
	99,488	Oxford Industries, Inc.	4,269,030
	222,209	Wolverine World Wide, Inc.	6,290,737
			10,559,767
		Thrifts & Mortgage Finance 0.5%
	53,090	PFF Bancorp, Inc.	1,966,454

		Total Common Stocks	363,618,846
		(Cost $319,319,713)

	Principal
	Amount
		SHORT TERM INVESTMENTS 1.0%
		US Government Agency Issue (d) 0.1%
	$605,788	Federal Home Loan Bank Discount Note, 0.00%, 10/02/2006	605,788

		Variable Rate Demand Notes (c) 0.9%
	1,771,568	American Family Financial Services Inc., 4.9427%, 12/31/2031 (e)	1,771,568
	1,651,160	Wisconsin Corporate Central Credit Union, 4.9938% 12/31/2031 (e)	1,651,160
			3,422,728

		Total Short Term Investments	4,028,516
		(Cost $4,028,516)

		Total Investments 97.5%	367,647,362
		(Cost $323,348,229)

		Other Assets in Excess of Liabilities 2.5%	9,268,155

		TOTAL NET ASSETS 100.0%	$376,915,517

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2006.
(d)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.

	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

	Cost of investments	$323,348,229
	Gross unrealized appreciation	62,556,597
	Gross unrealized depreciation	(18,257,464)
	Net unrealized appreciation	$44,299,133

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge SMID Fund
Schedule of Investments
September 30, 2006 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 96.5%
		Aerospace & Defense 2.9%
	62,874	Goodrich Corp.	$2,547,655
	55,507	Teledyne Technologies, Inc. (a)	2,198,077
			4,745,732
		Air Freight & Logistics 0.5%
	17,807	Expeditors International Washington, Inc.	793,836

		Biotechnology 2.7%
	23,140	Affymetrix, Inc. (a)	498,898
	21,050	Cephalon, Inc. (a)	1,299,838
	43,580	MedImmune, Inc. (a)	1,272,972
	120,800	Millennium Pharmaceuticals, Inc. (a)	1,201,960
			4,273,668
		Capital Markets 2.7%
	20,550	Affiliated Managers Group, Inc. (a)	2,057,260
	80,950	Jefferies Group, Inc.	2,307,075
			4,364,335
		Chemicals 7.9%
	46,453	Agrium, Inc. (b)	1,253,766
	28,337	Airgas, Inc.	1,024,949
	105,389	Lubrizol Corp.	4,819,439
	46,821	Methanex Corp. (b)	1,139,623
	34,110	Sigma-Aldrich Corp.	2,581,104
	86,889	Symyx Technologies, Inc. (a)	1,841,178
			12,660,059
		Commercial Banks 5.9%
	27,663	Compass Bancshares, Inc.	1,576,238
	18,710	Cullen/Frost Bankers, Inc.	1,081,812
	48,880	Marshall & Ilsley Corp.	2,355,038
	69,460	Synovus Financial Corp.	2,040,040
	56,730	Wilmington Trust Corp.	2,527,322
			9,580,450
		Communications Equipment 4.2%
	54,200	Harris Corp.	2,411,358
	80,400	Polycom, Inc. (a)	1,972,212
	218,104	Tellabs, Inc. (a)	2,390,420
			6,773,990
		Computers & Peripherals 0.9%
	61,288	Synaptics Inc. (a)	1,493,589

		Construction & Engineering 1.6%
	70,449	InfraSource Services, Inc. (a)	1,236,380
	18,180	Jacobs Engineering Group, Inc. (a)	1,358,591
			2,594,971
		Distributors 1.5%
	56,190	Genuine Parts Co.	2,423,475

		Diversified Financial Services 1.6%
	52,419	CIT Group, Inc.	2,549,136

		Electric Utilities 2.4%
	38,498	Allegheny Energy, Inc. (a)	1,546,465
	54,693	Wisconsin Energy Corp.	2,359,456
			3,905,921
		Electrical Equipment 1.1%
	41,600	AMETEK, Inc.	1,811,680

		Electronic Equipment & Instruments 1.4%
	47,048	Trimble Navigation Ltd. (a)	2,215,020

		Energy Equipment & Services 2.6%
	51,950	ENSCO International Inc.	2,276,968
	25,980	Helix Energy Solutions Group Inc. (a)	867,732
	21,910	Unit Corp. (a)	1,007,203
			4,151,903
		Food Products 1.9%
	85,126	Hormel Foods Corp.	3,062,833

		Health Care Equipment & Supplies 4.4%
	16,414	Intuitive Surgical, Inc. (a)	1,730,856
	17,620	Millipore Corp. (a)	1,080,106
	69,750	PerkinElmer, Inc.	1,320,368
	47,562	Varian Inc. (a)	2,181,669
	14,767	Varian Medical Systems, Inc. (a)	788,410
			7,101,409
		Health Care Providers & Services 5.4%
	37,735	Allscripts Healthcare Solutions, Inc. (a)	847,151
	54,571	Cerner Corp. (a)	2,477,523
	154,655	IMS Health Inc.	4,120,009
	41,244	inVentiv Health, Inc. (a)	1,321,045
			8,765,728
		Household Durables 3.4%
	34,194	Harman International Industries, Inc.	2,853,147
	53,117	The Stanley Works	2,647,883
			5,501,030
		Insurance 3.6%
	51,450	Nationwide Financial Services Inc. - Class A	2,474,745
	35,780	SAFECO Corp.	2,108,515
	35,622	Stewart Information Services Corp.	1,238,577
			5,821,837
		IT Services 1.5%
	97,316	eFunds Corp. (a)	2,353,101

		Leisure Equipment & Products 0.4%
	75,645	Leapfrog Enterprises, Inc. (a)	599,865

		Machinery 6.3%
	48,310	IDEX Corp.	2,079,745
	42,440	ITT Industries, Inc.	2,175,899
	89,450	JLG Industries, Inc.	1,772,005
	30,830	Parker Hannifin Corp.	2,396,416
	39,229	The Toro Co.	1,654,287
			10,078,352
		Marine 1.8%
	64,621	Alexander & Baldwin, Inc.	2,867,234

		Media 1.3%
	53,581	Media General, Inc.	2,021,075

		Medical Supplies & Services 0.4%
	17,610	Foxhollow Technologies, Inc. (a)	602,086

		Oil & Gas 2.3%
	23,010	Cabot Oil & Gas Corp.	1,102,869
	46,400	Chesapeake Energy Corp.	1,344,672
	31,888	Teekay Shipping Corp. (b)	1,310,916
			3,758,457
		Paper & Forest Products 1.7%
	74,708	Rayonier Inc.	2,823,962

		Pharmaceuticals 0.8%
	24,660	Barr Pharmaceuticals Inc. (a)	1,280,840

		Real Estate 3.7%
	29,969	Forest City Enterprises, Inc.	1,627,317
	27,640	ProLogis	1,577,138
	51,100	The St. Joe Co.	2,803,857
			6,008,312
		Semiconductor & Semiconductor Equipment 1.6%
	68,380	Varian Semiconductor Equipment Associates, Inc. (a)	2,509,546

		Software 5.6%
	153,615	Cadence Design Systems, Inc. (a)	2,605,311
	61,681	Citrix Systems, Inc. (a)	2,233,469
	66,760	Intuit, Inc. (a)	2,142,328
	115,968	Parametric Technology Corp. (a)	2,024,801
			9,005,909
		Specialty Retail 3.3%
	87,504	Men's Wearhouse, Inc.	3,256,024
	43,924	Tractor Supply Co. (a)	2,119,772
			5,375,796
		Telecommunication Services 1.4%
	55,380	Amdocs Ltd. (a)(b)	2,193,048

		Textiles, Apparel & Luxury Goods 2.9%
	58,410	Phillips-Van Heusen Corp.	2,439,786
	81,203	Wolverine World Wide, Inc.	2,298,857
			4,738,643
		Trading Companies & Distributors 1.4%
	90,953	Applied Industrial Technologies, Inc.	2,219,253

		Water Utilities 1.5%
	110,505	Aqua America Inc.	2,424,480

		Total Common Stocks	155,450,561
		(Cost $147,353,505)

	Principal
	Amount
		SHORT TERM INVESTMENTS 2.8%
		US Government Agency Issues (d) 2.0%
	$3,222,872	Federal Home Loan Bank Discount Note, 0.00%, 10/02/2006	3,222,872

		Variable Rate Demand Notes (c) 0.8%
	573,876	American Family Financial Services Inc., 4.9427%, 12/31/2031 (e)	573,876
	664,300	Wisconsin Corporate Central Credit Union, 4.9938% 12/31/2031 (e)	664,300
			1,238,176

		Total Short Term Investments	4,461,048
		(Cost $4,461,048)

		Total Investments 99.3%	159,911,609
		(Cost $151,814,553)

		Other Assets in Excess of Liabilities 0.7%	1,063,879

		TOTAL NET ASSETS 100.0%	$160,975,488

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2006.
(d)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.

	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

	Cost of investments	$151,814,553
	Gross unrealized appreciation	12,808,237
	Gross unrealized depreciation	(4,711,181)
	Net unrealized appreciation	$8,097,056

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra New Star International Equity Fund
Schedule of Investments
September 30, 2006 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 95.8%
		Australia 3.4%
	226,000	Orica Ltd.	3,781,118
	323,980	Publishing & Broadcasting Ltd.	4,494,432
	226,000	QBE Insurance Group Ltd.	4,122,478
	90,556	Rio Tinto Ltd.	4,721,688
	182,000	Westfield Group	2,550,628
			19,670,344
		Belgium 1.5%
	22,726	Delhaize Group	1,909,150
	176,200	Fortis	7,147,727
			9,056,877
		China 0.5%
	4,708,000	China Petroleum & Chemical Corp. (Sinopec) - Class H	2,918,247

		Denmark 1.1%
	161,993	Danske Bank A/S	6,367,551

		France 14.1%
	519,214	Alcatel SA	6,332,213
	68,100	Alstom (a)	6,157,211
	4,754	Arkema (a)	224,314
	245,222	Axa	9,036,214
	116,011	Bouygues SA	6,194,934
	130,896	CapGemini SA	6,927,741
	97,300	Carrefour SA	6,140,581
	41,434	LVMH Moet Hennessy Louis Vuitton SA	4,261,361
	42,821	Sanofi-Aventis	3,806,991
	174,900	Suez SA	7,684,766
	99,827	Technip SA	5,688,325
	190,176	Total SA (a)	12,473,730
	190,319	Vivendi	6,854,221
			81,782,602

		Germany 7.8%
	47,200	Allianz AG	8,150,513
	69,700	Bayerische Motoren Werke (BMW) AG	3,730,952
	186,616	Commerzbank AG	6,312,158
	75,977	E.ON AG	9,032,243
	37,200	Fresenius Medical Care AG	4,827,073
	107,222	Metro AG	6,247,173
	34,300	SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	6,795,650
			45,095,762

		Greece 0.9%
	206,892	Alpha Bank A.E.	5,521,613

		Hong Kong 3.9%
	388,000	Cheung Kong (Holdings) Ltd.	4,161,130
	148,964	China Mobile (Hong Kong) Ltd. - ADR	5,265,877
	5,437,000	Guangdong Investment Ltd.	2,195,218
	512,000	Sun Hung Kai Properties Ltd.	5,583,165
	980,000	Television Broadcasts Ltd.	5,281,100
			22,486,490

		Italy 3.0%
	397,181	Eni SPA	11,801,619
	711,599	UniCredito Italiano SPA	5,905,517
			17,707,136
		Japan 19.0%
	512,500	Aeon Co. Ltd.	12,576,712
	225,000	Daiwa House Industry Co., Ltd.	3,892,603
	177,000	Kao Corp.	4,718,714
	16,720	Keyence Corp.	3,848,175
	184,000	Millea Holdings, Inc.	6,417,609
	561,000	Mitsui Sumitomo Insurance Co., Ltd.	7,025,638
	111,500	Murata Manufacturing Co., Ltd.	7,751,113
	370,000	Nikko Cordial Corp.	4,300,142
	897,000	NIPPON OIL CORP.	6,620,021
	406,000	NISSAN MOTOR CO., LTD.	4,545,977
	253,200	Nomura Holdings, Inc.	4,457,644
	3,756	NTT DoCoMo, Inc.	5,786,454
	257,200	OMRON CORP.	6,311,087
	153,000	SECOM CO., LTD.	7,581,779
	506,000	Sekisui House, Ltd.	7,659,047
	161,000	Sharp Corp.	2,762,935
	736,000	Shinsei Bank, Ltd.	4,491,848
	907,000	The Sumitomo Trust & Banking Co., Ltd.	9,513,456
			110,260,954

		Netherlands 4.9%
	98,263	Akzo Nobel NV	6,050,234
	266,660	ASML Holding NV (a)	6,210,028
	197,700	ING Groep NV	8,688,227
	300,405	Wolters Kluwer NV	7,825,848
			28,774,337

		Norway 0.8%
	5,949	Orkla ASA	282,837
	175,344	Statoil ASA	4,175,461
			4,458,298

		Russia 0.4%
	30,900	LUKOIL - ADR	2,354,580

		Singapore 2.5%
	1,986,000	Capitaland Ltd.	6,297,900
	356,000	Great Eastern Holdings Ltd.	3,694,146
	438,000	United Overseas Bank Ltd.	4,488,344
			14,480,390
		Spain 2.0%
	309,710	Banco Bilbao Vizcaya Argentaria, SA	7,162,100
	197,006	Indra Sistemas, SA	4,288,038
			11,450,138
		Sweden 1.1%
	89,911	Swedbank AB	2,671,730
	187,300	Securitas AB - Class B	2,348,236
	187,300	Securitas Direct BB Shares (a)	470,285
	187,300	Securitas Systems BB Shares (a)	702,872
			6,193,123

		Switzerland 8.1%
	71,900	Holcim Ltd.	5,872,070
	223,398	Novartis AG	13,033,756
	84,700	Roche Holding AG	14,633,379
	115,664	Ubs Ag Registered (a)	6,914,008
	27,138	Zurich Financial Services AG	6,662,981
			47,116,194

		Thailand 1.3%
	1,539,000	Advanced Info Service Public Co. Ltd.	3,679,751
	1,321,700	Bangkok Bank Public Co. Ltd.	3,758,729
			7,438,480

		United Kingdom 19.5%
	36,920	AstraZeneca plc	2,305,958
	422,000	Aviva plc	6,182,942
	1,074,000	BAE Systems plc	7,943,069
	461,000	Barclays plc	5,813,485
	537,000	British Sky Broadcasting Group plc	5,483,289
	344,167	Emap plc	4,847,766
	438,000	GlaxoSmithKline plc	11,648,541
	800,000	HSBC Holdings plc	14,593,984
	3,272,000	Legal & General Group plc	8,717,253
	488,725	National Grid plc	6,103,114
	766,297	Rolls-Royce Group plc (a)	6,494,333
	385,000	Royal Dutch Shell plc - Class A	12,730,157
	276,000	Scottish & Newcastle plc	2,944,778
	291,000	Smiths Group plc	4,879,592
	5,562,750	Vodafone Group plc	12,706,336
			113,394,597

		Total Common Stocks	556,527,713
		(Cost $494,386,763)

		SHORT TERM INVESTMENT 1.3%
		Investment Company 1.3%
	7,452,767	First American Prime Obligations Fund - Class A	7,452,767

		Total Short Term Investment	7,452,767
		(Cost $7,452,767)

		Total Investments 97.1%	563,980,480
		(Cost $501,839,530)

		Other Assets in Excess of Liabilities 2.9%	16,952,729

		TOTAL NET ASSETS 100.0%	$580,933,209

(a)	Non-Income Producing.
ADR	American Depositary Receipt

	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

	Cost of investments	$501,839,530
	Gross unrealized appreciation	69,743,684
	Gross unrealized depreciation	(7,602,734)
	Net unrealized appreciation	$62,140,950

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.8%
	Aerospace & Defense 4.9%
2,186	American Science & Engineering, Inc. (a)	$106,065
5,504	Applied Signal Technology, Inc.	81,680
5,591	BE Aerospace, Inc. (a)	117,914
2,708	Esterline Technologies Corp. (a)	91,422
		397,081
	Airlines 1.1%
8,719	AirTran Holdings, Inc. (a)	86,492

	Auto Components 3.4%
3,732	Keystone Automotive Industries, Inc. (a)	141,890
17,179	Visteon Corp. (a)	140,009
		281,899
	Automobiles 0.6%
7,844	Fleetwood Enterprises, Inc. (a)	52,790

	Biotechnology 0.7%
7,450	Diversa Corp. (a)	59,749

	Chemicals 1.7%
5,323	Spartech Corp.	142,497

	Commercial Banks 1.4%
2,188	Westamerica Bancorporation	110,516

	Commercial Services & Supplies 5.5%
9,164	Corinthian Colleges, Inc. (a)	99,063
5,311	DeVry, Inc. (a)	112,965
12,146	Diamond Management & Technology Consultants, Inc.	135,306
2,832	School Specialty, Inc. (a)	99,941
		447,275
	Construction & Engineering 0.8%
11,404	Modtech Holdings, Inc. (a)	63,406

	Consumer Finance 1.6%
1,837	The First Marblehead Corp.	127,231

	Diversified Financial Services 1.3%
2,588	GATX Corp.	107,066

	Diversified Telecommunication Services 1.6%
10,058	Alaska Communications Systems Group Inc.	133,470

	Electrical Equipment 5.7%
3,250	Acuity Brands, Inc.	147,550
19,122	C&D Technologies, Inc.	135,766
4,875	General Cable Corp. (a)	186,274
		469,590
	Energy Equipment & Services 4.4%
6,591	Global Industries, Ltd. (a)	102,556
7,832	Hanover Compressor Co. (a)	142,699
8,920	Matrix Service Co. (a)	116,763
		362,018
	Food Products 3.0%
11,619	Del Monte Foods Co.	121,419
5,809	Lance, Inc.	127,914
		249,333
	Health Care Equipment & Services 1.7%
6,975	PSS World Medical, Inc. (a)	139,430

	Health Care Equipment & Supplies 3.5%
4,256	PolyMedica Corp.	182,199
2,235	Varian Inc. (a)	102,520
		284,719
	Health Care Providers & Services 7.3%
7,930	Gentiva Health Services, Inc. (a)	130,369
4,074	LifePoint Hospitals, Inc. (a)	143,894
5,208	Matria Healthcare, Inc. (a)	144,730
3,872	Sunrise Senior Living, Inc. (a)	115,657
5,525	U.S. Physical Therapy, Inc. (a)	65,858
		600,508
	Hotels, Restaurants & Leisure 1.7%
7,121	O'Charleys Inc. (a)	135,085

	Household Durables 2.6%
11,450	Champion Enterprises, Inc. (a)	79,005
3,941	Jarden Corp. (a)	129,935
		208,940
	Insurance 1.4%
2,510	Hanover Insurance Group Inc.	112,021

	IT Services 2.9%
1,888	CACI International Inc. - Class A (a)	103,859
4,050	Mantech International Corp. - Class A (a)	133,690
		237,549
	Leisure Equipment & Products 1.2%
12,196	Sturm, Ruger & Company, Inc.	94,397

	Machinery 8.0%
2,769	Crane Co.	115,744
9,258	Federal Signal Corp.	141,184
2,254	IDEX Corp.	97,035
4,785	Robbins & Myers, Inc.	147,952
5,612	Wabtec Corp.	152,254
		654,169
	Marine 2.7%
2,384	Alexander & Baldwin, Inc.	105,778
3,053	General Maritime Corp. (b)	111,679
		217,457
	Media 3.6%
3,592	Arbitron Inc.	132,940
5,120	Cox Radio, Inc. (a)	78,592
6,545	The Reader's Digest Association, Inc.	84,823
		296,355
	Metals & Mining 3.2%
5,797	Brush Engineered Materials, Inc. (a)	144,171
4,524	Commercial Metals Co.	91,973
1,451	Worthington Industries, Inc.	24,754
		260,898
	Multiline Retail 1.0%
7,247	99 Cents Only Stores (a)	85,732

	Oil & Gas 2.8%
4,821	Encore Acquisition Co. (a)	117,343
2,730	Whiting Petroleum Corp. (a)	109,473
		226,816
	Personal Products 1.2%
2,882	Chattem, Inc. (a)	101,216

	Pharmaceuticals 3.5%
6,364	K-V Pharmaceutical Co. - Class A (a)	150,827
7,362	Par Pharmaceutical Companies, Inc. (a)	134,283
		285,110
	Real Estate 3.9%
6,952	Cedar Shopping Centers Inc.	112,414
2,950	First Industrial Realty Trust, Inc.	129,800
2,525	Sun Communities, Inc.	80,699
		322,913
	Semiconductor & Semiconductor Equipment 1.3%
2,908	Varian Semiconductor Equipment Associates, Inc. (a)	106,724

	Software 3.9%
2,938	Avid Technology, Inc. (a)	107,002
2,857	Kronos Inc. (a)	97,395
4,606	Sybase, Inc. (a)	111,649
		316,046
	Specialty Retail 3.7%
11,549	Casual Male Retail Group Inc. (a)	158,568
11,691	Cost Plus, Inc. (a)	139,941
		298,509

	Total Common Stocks	8,075,007
	(Cost $8,075,567)

	SHORT TERM INVESTMENT 1.1%
	Investment Company 1.1%
88,369	Fidelity Institutional Money Market Portfolio	88,369

	Total Short Term Investment	88,369
	(Cost $88,369)

	Total Investments 99.9%	8,163,376
	(Cost $8,163,936)

	Other Assets in Excess of Liabilities 0.1%	5,844

	TOTAL NET ASSETS 100.0%	$8,169,220

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$8,163,936
Gross unrealized appreciation	637,797
Gross unrealized depreciation	(638,357)
Net unrealized depreciation	$(560)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-Q, the Registrant’s Co-Presidents and Treasurer have concluded that the disclosure controls and procedures are effective.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By: /s/Thomas J.Holmberg, Jr.
Thomas J. Holmberg, Jr., Co-President
(Principal Executive Officer)

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas J.Holmberg, Jr.
Thomas J. Holmberg, Jr., Co-President
(Principal Executive Officer)

Date: November 28, 2006

By: /s/William D. Forsyth III
William D. Forsyth III, Co-President and Treasurer
(Principal Executive and Financial Officer)

Date: November 29, 2006